OTHER NON-CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2022
OTHER NON-CURRENT ASSETS, NET
OTHER NON-CURRENT ASSETS, NET

7     OTHER NON-CURRENT ASSETS, NET

Other non-current assets consist of the following:

		December 31,
		2021	2022
		RMB	RMB
Other non-current assets:
Rent and property management deposits		48,531	34,830
Loans made to employees	(a)	16,825	220
Prepayment for equipment and leasehold improvement		8,443	4,979
Others		2,241	8,838
Total other non-current assets, net		76,040	48,867

(a)	Starting from 2016, the Company began to provide five-year loans with annual interest rates within a range from 3.325% to 5.0% to the employees for their purchase of houses. Some employees’ loans are pledged by their share options. The interest was paid monthly and the principal was repaid upon maturity.